main categories of plan assets as a percentage of total plan assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instruments	96.68%	97.41%	92.92%
Properties	0.17%	0.17%	0.26%
Other	3.15%	2.45%	6.82%